SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries for which the Company is the primary beneficiary. All significant intercompany balances and transactions between the Company, its subsidiaries and VIEs have been eliminated on consolidation.

Going Concern

Going Concern

The continuous negative impact of COVID-19 in 2022 and intense market competition had an adverse impact on the Company’s business operations and liquidity. The Company has incurred net losses from continuing operations of RMB1,464,827 (US$212,378) and generated negative cash flows from continuing operating activities of RMB1,051,662 (US$152,478) during the year ended December 31, 2022, and had an accumulated deficit of RMB18,934,860 (US$2,745,297) and a working capital deficiency of RMB934,705 (US$135,520) as of December 31, 2022. As of December 31, 2022, the balance of the Group’s total cash and cash equivalents, current restricted cash and short-term investments was RMB1,657,861 (US$240,366).

These adverse conditions indicate that there is substantial doubt about the Group’s ability to continue as a going concern. Management has implemented cost saving plans to reduce discretionary operational expenses and secure additional financing including, but not limited to, obtaining additional credit facilities from banks in the normal course of business, and re-financing certain existing notes payables. In the first quarter of 2023, the Group has successfully obtained new financing of RMB137,000 (US$19,863) short-term bank loans on credit maturing in one year, which allows the Group to enhance liquidity. Although the Group has achieved encouraging initial results from its plans to reduce its costs and expenditures in the first quarter of 2023 for certain business segments, if the Group is unsuccessful in its efforts or is unable to raise additional financing in the near term, the Group may be required to significantly reduce or scale back its operations. There are uncertainties as to whether, and there can be no assurance that the aforesaid plans can be successfully executed. The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classifications of liabilities that may be necessary should the Group be unable to continue as a going concern.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, allowance for credit losses, the estimated fair value less costs to sell for assets and liabilities of a business or asset group held-for-sale, cashflow projections used by the Company in its going concern assessment, fair value measurements of equity instruments without readily determinable fair values, incremental borrowing rates for operating lease liabilities, standalone selling prices related to lease and non-lease components in the Company’s lease arrangements, useful lives of long-lived assets, the purchase price allocation with respect to business combinations, impairment assessment of long-lived assets and goodwill, realization of deferred tax assets, uncertain tax positions, share-based compensation, fair value of financial instruments and contingent liabilities. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Assets held for sale

Assets held-for-sale

A long-lived asset (or disposal group) to be disposed of by sale (including an asset group considered a component of an entity) is considered held for sale when all of the following criteria for a qualifying plan of sale are met:

●	Management, having the authority to approve the action, commits to a plan to sell the asset or disposal group;
●	The asset or disposal group is available for immediate sale (i.e., a seller currently has the intent and ability to transfer the asset (group) to a buyer) in its present condition, subject only to conditions that are usual and customary for sales of such assets or disposal groups;
●	An active program to locate a buyer and other actions required to complete the plan to sell have been initiated;
●	The sale of the asset or disposal group is probable (i.e., likely to occur) and the transfer is expected to qualify for recognition as a completed sale within one year;
●	The long-lived asset or disposal group is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and
●	Actions necessary to complete the plan indicate that it is unlikely significant changes to the plan will be made or that the plan will be withdrawn.

The Company initially measures the assets and liabilities of a business or asset group that are held for sale at the lower of their carrying amount or fair value less costs to sell. A loss is recognized for any initial adjustment of the disposal group’s carrying amount to its fair value less costs to sell in the period the held-for-sale criteria are met. Long-lived assets are not depreciated/amortized while they are classified as held-for-sale. The Company continues to accrue interest and other expenses attributable to the liabilities of a disposal group classified as held for sale.

The fair value less costs to sell of the asset or disposal group is assessed each reporting period it remains classified as held-for-sale and subsequent changes in fair value less costs to sell (increases or decreases) are reported as an adjustment to it carrying amount, except that the adjusted carrying amount should not exceed the carrying amount of the asset or disposal group at the time it was initially classified as held-for-sale.

The Company presents assets and liabilities as held-for-sale in the period that a disposal group meets the held for sale criteria and for all prior periods presented.

Discontinued operations

Discontinued operations

Classification and Measurement - The Company classifies the results of a component (or group of components) to be disposed (“disposal group”) as a discontinued operation when the disposal group meets the held-for-sale criteria, is disposed of by sale or is disposed of other than by sale (e.g. abandonment) and when the disposal group represents a strategic shift that has, or will have, a major effect on the Company’s operations and its financial results.

The Company reports the operating results and cash flows related to the disposal group as discontinued operations for all periods presented in the consolidated statements of comprehensive (loss) income and consolidated statements of cash flows, respectively.

The Company recognized the difference of sale price and carrying value allocated to the discontinued operation as disposal gain or loss in net income (loss) from discontinued operations, net of tax in the consolidated statements of comprehensive (loss) income.

Allocation of Interest Expense to Discontinued Operations – The Company elects to allocate the interest on debt that is to be assumed by the buyer and interest on debt that is required to be repaid as a result of a disposal transaction to discontinued operations. The allocation of the interest expense based on the actual amount for each business during each period.

Convenience translation

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB 6.8972 per US$1.00 on December 30, 2022 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign currency

Foreign currency

The functional currency of the Company’s subsidiaries located outside the PRC is determined based on the criteria of ASC Topic 830, Foreign Currency Matters. The Company’s subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC determined their functional currency to be RMB. The Company uses the RMB as its reporting currency.

Each entity in the Company maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Nonmonetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive (loss) income.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits or other highly liquid investments placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities of less than three months.

Restricted cash

Restricted cash

The Company’s restricted cash mainly represents (a) deposits held in designated bank accounts for issuance of notes payable, short-term loans and long-term loans; (b) deposits held in designated bank accounts for the issuance of Trust Plan; and (c) security deposits required by the Company’s operating leases for sortation centers and warehouses.

As of December 31, 2021 and 2022, the restricted cash related to the deposits held in designated bank accounts as pledged security of notes payable was RMB198,350 and RMB775,692 (US$112,464), respectively. As of December 31, 2021 and 2022, the restricted cash related to the deposits held in designated bank accounts for the issuance of Trust Plan was RMB16,650 and RMB16,650 (US$ 2,414), respectively. As of December 31, 2021 and 2022, restricted cash related to the security deposit required by the Company’s operating leases for sortation centers and warehouses was RMB166,082 and RMB144,613 (US$ 20,967), respectively.

Short-term investments

Short-term investments

The Company’s short-term investments comprise primarily of cash deposits at fixed or floating rates based on daily bank deposit rates with maturities ranging from three months to one year.

Accounts and notes receivable, and allowance for credit losses

Accounts and notes receivable, and allowance for credit losses

Accounts and notes receivables are recognized and carried at the original invoiced or note amount less an allowance of credit losses. The Company maintains an allowance for credit losses in accordance with ASC 326, Credit Losses (“ASC 326”) and records the allowance for credit losses as an offset to accounts and notes receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of comprehensive (loss) income. The Company assesses collectability by reviewing accounts and notes receivable on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances and notes receivable balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Accounts and notes receivable are written off after all collection efforts have ceased.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Machinery and electronic equipment	3-10 years
Motor vehicles	3 years
Leasehold improvements	Lesser of useful life or lease term

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive (loss) income.

Direct costs that are related to the construction of property and equipment, and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Business Combinations

Business Combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines the discount rates to be used based on the risk inherent in the related entity’s current business model and industry comparisons.

Goodwill

Goodwill

The Company assesses goodwill for impairment in accordance with ASC 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events.

The Company has determined it has four reporting units (that also represent operating segments) in 2021, excluding the former Store+ reporting unit and BEST Express reporting unit which were reported as discontinued operations in the consolidated statements of comprehensive (loss) income and the corresponding goodwill allocated to the Store+ reporting unit and BEST Express reporting unit was classified as assets held-for-sale on the consolidated balance sheets prior to their disposals (Note 4). As of December 31, 2021 and 2022, goodwill was allocated to two reporting units including Freight delivery reporting unit and Global reporting unit (Note 12). The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative test in accordance with ASC 350-20. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.

Intangible assets

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. All intangible assets with finite lives are amortized using the straight-line method over the estimated useful lives.

Intangible assets have weighted average estimated useful lives from the date of purchase/capitalization as follows:

Category	Estimated Useful Life
Customer relationships	3.89 years
Software	3.43 years

The Company capitalizes salaries and benefits of research and development personnel and other expenses that are directly attributable to the development of new technology system for internal use pursuant to ASC350-40, Intangibles—Goodwill and Other—Internal use software. The Company capitalizes the costs during the development of the project, when it is determined that it is probable that the project will be completed, and the software will be used as intended. Costs related to preliminary project activities, post-implementation activities, training and maintenance are expensed as incurred. Internal use software is amortized on a straight-line basis over its estimated useful life when the assets are ready for their intended use, which is generally three years.

Impairment of long-lived assets held-for-use other than goodwill

Impairment of long-lived assets held-for-use other than goodwill

The Company evaluates its long-lived assets, including fixed assets, intangible assets with finite lives and operating lease right-of-use assets, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Company evaluates its long-lived asset groups recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. The future undiscounted cash flows are sensitive to significant assumptions, including revenue growth rate, operating margin and operating expenses, which can be affected by expectations about future market and economic conditions. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. The Company identifies each business unit as an asset group at the lowest level of identifiable cash flows. Impairment losses, if any, are included in general and administrative expense.

Transfer of financial assets

Transfer of financial assets

The Company accounts for transfers of financial assets in accordance with ASC 860, Transfers and Servicing (“ASC 860”). For a transfer of financial assets considered as a sale, the assets would be removed from the Company’s consolidated balance sheets. If the conditions for a sale required by ASC 860 are not met, the transfer is considered to be a secured borrowing and the assets remain on the consolidated balance sheet while the sale proceeds are recognized as a liability.

Pursuant to ASC 860, the issuance of debt securities securitized by the Company’s lease rental and other financing receivables arising from its financing lease business (Note 15) and the factoring of intercompany note receivables to domestic banks (Note 13) do not constitute a sale of the underlying financial assets for accounting purposes due to the recourse obligations retained by the Company. Therefore, these transactions are accounted for as borrowings on the consolidated balance sheets and the financial assets are not derecognized.

Fair value measurements of financial instruments

Fair value measurements of financial instruments

The Company applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivables, certain other current assets, short-term investments, amounts due from related parties, long-term investments, certain other non-current assets, accounts and notes payable, short-term bank loans, derivative liabilities, long-term bank loans, long-term borrowings, convertible senior notes and amounts due to related parties, certain other current liabilities and certain other non-current liabilities. The carrying values of the financial instruments included in current assets and liabilities excluding derivative liabilities approximate their fair values due to their short-term maturities. The carrying amount of other non-current financial assets, long-term bank loans, convertible senior notes and other non-current financial liabilities approximates its fair value as the related interest rates approximate market rates for similar debt instruments of comparable maturities. The fair value of the Company’s derivatives assets and derivatives liabilities is determined utilizing market observable forward exchange rates (Note 25).

Non-controlling interests

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder.

Non-controlling interests are presented as a separate component of equity in the consolidated balance sheets. Consolidated net loss on the consolidated statements of comprehensive (loss) income includes the net income (loss) attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the consolidated balance sheets.

Convertible Non-controlling Interests

Convertible Non-controlling Interests

Convertible non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder.

Convertible non-controlling interests represent redeemable equity interests issued by the Company’s subsidiary to certain investors (Note 22) and have been classified as mezzanine equity in the consolidated balance sheets as these redeemable interests are contingently redeemable upon the occurrence of certain conditional event, which is not solely within the control of the Company. Convertible non-controlling interests are initially measured at fair value at issuance date and recorded at issuance price, net of issuance cost. Net income of the subsidiary attributable to the convertible non-controlling interests was subsequently recorded pursuant to ASC 810, Consolidation. After the attribution, the Company considers the provisions of ASC 480, Distinguish Liabilities from Equity (“ASC 480”) to determine whether any further adjustments are necessary to increase the carrying value of the convertible non-controlling interests. Adjustments to the carrying amount of the convertible non-controlling interests are recorded through retained earnings.

Revenue recognition

Revenue recognition

Revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. The Group presents value-added taxes as a reduction from revenues. The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.

The Company’s revenue recognition policies are as follows:

Freight delivery services

The Company provides freight services that comprise of sorting, line-haul and feeder transportation services mainly to its franchisees, which are also the Company’s customers. The Company offers an integrated service to franchisee service stations that includes last-mile delivery service to end recipients and acts as the principal that is directly responsible for all shipments sent through its network, from the point when customers drop off the shipments at the Company’s first hub or sortation center all the way through to the point when the shipments are delivered to end recipients.

Customers are required to prepay for freight delivery services and the Company records such amounts as “Customer advances and deposits and deferred revenue” in the consolidated balance sheets. The transaction price the Company earns from its customers are based on the shipment’s weight and route to the end recipient’s destination.

The Company’s freight delivery services contracts with customers include only one performance obligation. Performance obligations are generally short-term in nature with transit days being a week or less for each shipment. The Company recognizes revenue over time as customers receive the benefit of the Company’s services as the goods are shipped from one location to another. As such, freight delivery services revenue is recognized proportionally as a shipment moves from origin to destination and the related costs are recognized as incurred. The Company uses an output method of progress based on time-in-transit as it best depicts the transfer of control to the customer.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (continued)

Freight delivery service (continued)

Freight delivery services revenue also includes initial non-refundable franchise fees. The initial non-refundable franchise fees are recognized over the franchise period due to the franchisees’ rights to access the Company’s logos and brand names which are considered symbolic intellectual properties. The initial non-refundable franchise fees are negotiated under a separate agreement and represent a very small percentage of revenue for all periods presented.

UCargo service

The Company services as a truckload capacity brokerage platform to provide truckload capacity sourcing solutions via real-time bidding to transportation service providers and customers. The Company is the principal to the transaction for these services and revenue from these transactions is recognized on a gross basis. Revenue is recognized proportionally as a shipment moves from origin to destination using an output method of progress based on time-in-transit while the related costs are recognized as incurred. Since January 1, 2022, due to the winding down of UCargo, the Company reported UCargo services together with Freight delivery services. Prior year’s comparative figures related to UCargo services revenue of RMB2,519,919 and RMB2,809,081 under “Revenue -Others” for the years ended December 31, 2020 and 2021, respectively have been reclassified to “Revenue - Freight delivery” to conform to the current year’s presentation.

Supply chain management services

The Company provide warehouse management, order fulfillment services and transportation services to its offline and online enterprise customers (“enterprise customers”). The Company enters into supply chain warehouse management service agreements with these customers to provide warehouse management and order fulfillment services through its self-operated order fulfillment centers and also enters into transportation services agreements to provide transportation services. The majority of these contracts having an effective term of one year. Order fulfillment services revenue is generated from various service fees charged on a volume basis in connection with various order fulfillment services, which may include in-warehouse processing, order fulfillment, express delivery, freight delivery and other value-added services. Pursuant to the warehouse management service agreements and transportation services agreements, enterprise customers have the right to terminate the contracts by providing a one-month advance notice. Therefore, even though the contract term for the majority of the contracts is one year, due to the termination rights provided to enterprise customers, warehouse management service agreements and transportation services agreements are considered month-to-month service contracts. Enterprise customers are billed on a monthly basis and make payments according to their granted credit terms which ranges from 5 to 120 days.

Under some situations, enterprise customers may request to add a transportation route or increase the warehouse rental space by entering into a separate contract with the Company. The additional services are considered distinct and the service fees are priced at their standalone selling prices, i.e. they cannot be purchased at a significant or incremental discount. Therefore, the Company accounts for this type of contract modification as a separate contract and the revenue recognized to date on the original contract is not adjusted.

The warehouse management service agreements comprise various service offerings that can be purchased at the option of the customer. Although the service options are interrelated, none of the services modify the other services and they are not integrated to provide a combined output. Each of the service options is substantive and the enterprise customers cannot purchase each additional service at a significant and incremental discount. Therefore, each service is accounted for as a separate performance obligation. The Company is the primary obligor and does not outsource any portion of the order fulfillment services to supply chain franchisee partners. The Company recognizes warehouse management and order fulfillment services revenue upon completion of the services as that is when the Company transfers control of the services and has right to payment.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (continued)

Supply chain management services (continued)

For transportation services, the Company provides the service of arranging transportation and coordinating shipments to and from locations designated by its enterprise customers. Each transportation order for delivery of goods from origin to destination is considered a performance obligation. Performance obligations are generally short-term in nature with transit days being a week or less for each shipment. The Company recognizes transportation services revenue over time as customers receive the benefit of the services as the goods are shipped from origin to destination. As such, transportation services revenue is recognized proportionally as a shipment moves from origin to destination and the related costs are recognized as incurred. The Company use an output method of progress based on time-in-transit as it best depicts the transfer of control to the customer.

A small percentage of revenue is also earned from supply chain franchisee partners that can access the Company’s supply chain network. These franchisee partners pay an initial non-refundable fee for a comprehensive operating manual and orientation training, as well as an agreed system usage fee for each order processed through the Company’s supply chain network. The initial non-refundable fees and system usage fees were insignificant for all periods presented.

Global logistics services

The Company provides international logistic services in multiple countries and regions across North America, Europe and Asia, such as cross-border logistic coordination services and express delivery services. Revenue is recognized proportionally as a shipment moves from origin to destination using an output method of progress based on time-in-transit while the related costs are recognized as incurred.

Other services

Other services mainly represent SaaS software service and Capital service the Company provided to customers.

SaaS software service

The Company serves as a proprietary technology platform to provide solution services to the ecosystem participants. The Company is the principal to the transaction for these services and revenue from these transactions is recognized on a gross basis. Revenue is recognized ratably over the contract period and is initially recorded as “Customer advances and deposits and deferred revenue”. For the years ended December 31, 2020, 2021 and 2022, the revenue recognized from SaaS software service was nil, RMB34,639, and RMB41,286 (US$5,986), respectively.

Capital service

The Company serves as a financing platform to provide tailored financing solutions to BEST’s ecosystem participants, such as fleet and equipment financing lease service and factoring services. Revenue generated from provision of capital services primarily consists of interest income on lease rental and other financing receivables, which is recognized as revenue using the effective interest rate method. For the years ended December 31, 2020, 2021 and 2022, the revenue recognized from Capital service was RMB142,506, RMB117,622, and RMB29,899 (US$4,335), respectively.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (continued)

Express delivery services

Prior to the disposal of BEST Network in December 2021, the Company provides express services in China that comprise of sorting, line-haul and feeder transportation services to its franchisee service stations, which are also the Company’s customers, when parcels (under 15 kg) are dropped off by the Company’s franchisee service station customers at the Company’s first hub or sortation center.

The Company offers an integrated service to the franchised service stations that includes last-mile delivery service to end recipients and acts as the principal that is directly responsible for all parcels sent through its network, from the point when customers drop off the parcels at the Company’s first hub or sortation center all the way through to the point when the parcels are delivered to end recipients.

Customers are required to prepay for express delivery services and the Company records such amounts as “customer advances and deposits and deferred revenue” in the consolidated balance sheets. The transaction price the Company earns from its customers are based on the parcel’s weight and route to the end recipient’s destination. In addition, the Company provides certain discounts, incentives and rebates based on explicitly agreed upon terms with its customers that can decrease the transaction price and estimates variable consideration based on the most likely amount to be provided. The amount of variable consideration included in the transaction price is limited to the amount that will not result in a significant revenue reversal. The Company reviews the estimate of variable consideration and updates the transaction price at the end of each reporting period as necessary. Uncertainties related to the estimates of variable consideration are resolved in a short time frame. Adjustments to variable consideration are recognized in the period the adjustments are identified and were insignificant for the periods presented.

The Company’s express delivery services contracts with customers include only one performance obligation. Performance obligations are generally short-term in nature and with transit days being a week or less for each parcel. The Company recognizes revenue over time as customers receive the benefit of the Company’s services as the goods are delivered from one location to another. As such, express delivery services revenue is recognized proportionally as a parcel moves from origin to destination and the related costs are recognized as incurred. The Company uses an output method of progress based on time-in-transit as it best depicts the transfer of control to the customer.

A minor percentage of the Company’s express delivery services are performed by the Company through its integrated express delivery service network for direct customers (“direct customer express delivery services”), who are the senders of the parcels. The Company is directly responsible for the parcel from the point it is received from the senders all the way through the point when the parcels are delivered to end recipients. Direct customer express delivery services revenue is recognized proportionally as parcels are transported to end recipients and the related costs are recognized as incurred.

Express delivery services revenue also includes initial non-refundable franchise fees. The initial non-refundable franchise fees are recognized over the franchise period due to the franchisees’ rights to access the Company’s logos and brand names which are considered symbolic intellectual properties. The initial non-refundable franchise fees are negotiated under a separate agreement and represent a very small percentage of revenue for all periods presented.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (continued)

Contract assets and liabilities

The Company enters into contracts with its customers, which may give rise to contract liabilities (deferred revenue) and contract assets (unbilled revenue). The payment terms and conditions within the Company’s contracts vary by the type of service and customers. When the timing of revenue recognition differs from the timing of payments made by customers, the Company recognizes either unbilled revenue (its performance precedes the billing date) or deferred revenue (customer payment is received in advance of performance).

Contract assets represent unbilled amounts resulting from provision of transportation services as the Company has an unconditional right to payment only once all delivered goods reach their destination. Contract assets are classified as current and the full balance is reclassified to accounts receivables when the right to payment becomes unconditional. The balance of contract assets was insignificant as of December 31, 2021 and 2022.

Contract liabilities are included in “Customer advances and deposits and deferred revenue” in the consolidated balance sheets. Contract liabilities represent the amount of consideration received upfront from customers related to in-transit shipments that has not yet been recognized as revenue based on our selected measure of progress and non-refundable franchise fees which are recognized over the franchise period. The Company classifies contract liabilities as current based on the timing of when the Company expects to recognize revenue, which typically occurs within a week after period-end.

The balances of contract liabilities arising from contracts with customers as of December 31, 2021 and 2022 were as follows:

	Balance at	Balance at	Balance at
	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$

Contract liabilities	98,411	90,505	13,122

Revenue recognized in the years ended December 31, 2020, 2021 and 2022 that was included in the contract liabilities balance at the beginning of the period was RMB35,287, RMB81,951 and RMB 80,003 (US$11,599), respectively. This revenue was driven primarily by freight delivery performance obligations being satisfied.

For contract costs associated with obtaining a contract such as commissions incurred with obtaining a contract, the Company capitalizes the incremental contract costs and amortizes the capitalized contract costs using a straight-line basis over the term of the contract. The capitalized contract costs as of December 31, 2021 and 2022 and the related amortization for the years ended December 31, 2020, 2021 and 2022 was insignificant.

Cost of revenue

Cost of revenue

Cost of revenue consists primarily of transportation costs including cost of freight delivery accessories, operating costs for the delivery platforms, hubs and sortation centers, operating costs for the supply chain management network, last-mile delivery service fees, salaries and benefits of related personnel, depreciation, rental costs, and other related operating costs.

Selling expenses

Selling expenses

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive (loss) income. For the years ended December 31, 2020, 2021 and 2022, advertising expenses were RMB18,886, RMB16,871 and RMB8,775 (US$1,272), respectively.

Government subsidies

Government subsidies

Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with no further conditions to be met, the amounts are recorded as “Other operating income, net” if the subsidies are of operating nature, or as non-operating income in “Other income” if the subsidies are of non-operating nature, or as a reduction of specific cost or expenses if such subsidies are intended to compensate such amounts. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as “Other operating income, net” or “Other income” or as a reduction of specific cost or expenses when the conditions are met.

The Company adopted Accounting Standards Update (“ASU”) No. 2021-10, Government Assistance (Topic 832): Disclosure by Business Entities about Government Assistance (ASU 2021-10), which improves the transparency of government assistance received by most business entities by requiring annual disclosures of: (1) the types of government assistance received; (2) the accounting for such assistance; and (3) the effect of the assistance on a business entity’s financial statements. The adoption of this new standard did not have a material impact on our consolidated financial statements.

Leases

Leases

The Company determines whether an arrangement is or contains a lease at inception.

Sales-type, direct financing and operating leases as Lessor

The Company classifies a lease as a sales-type lease when the lease meets any one of the following criteria at lease commencement:

a.    The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

b.    The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

c.    The lease term is for a major part of the remaining economic life of the underlying asset.

d.    The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

e.    The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Company at the end of the lease term.

For sales-type leases, when collectability is probable at lease commencement, the Company derecognizes the underlying asset and recognizes the net investment in the lease which is the sum of the lease receivable. Initial direct costs are expensed, at the commencement date, if the fair value of the underlying asset is different from its carrying amount. Interest income is recognized in financing income over the lease term using the interest method.

When none of the criteria above are met, the Company classifies a lease as either a direct financing lease or an operating lease. The Company will classify the lease as a direct financing lease if (i) the present value of the sum of lease payments and any residual value guaranteed by the lessee and any other third party unrelated to the Company equals or exceeds substantially all the fair value of the underlying asset; and (ii) it is probable that the Company will collect the lease payments plus any amount necessary to satisfy a residual value guarantee. If both of the criteria above are not met, the Company will classify the lease as an operating lease.

The standard requires lessors within the scope of ASC 942, Financial Services – Depository and Lending, to classify principal payments received from sales-type and direct financing leases in investing activities in the statement of cash flows. The Company continues to present cash receipts from sales-type and direct financing leases as an investing cash inflow. For the year ended December 31, 2020, 2021 and 2022, total cash originations of sales-type and direct financing leases were RMB91,343, RMB45,606 and nil, respectively. For the year ended December 31, 2020, 2021 and 2022, total cash receipts from sales-type and direct financing leases were RMB380,187, RMB546,221 and RMB318,674 (US$46,203), respectively.

Sale-leaseback transactions as Lessor

When the Company enters into sale-leaseback transactions as lessor, it assesses whether a contract exists and whether the seller-lessee satisfies a performance obligation by transferring control of an asset when determining whether the transfer of an asset shall be accounted for as a sale of the asset. If the seller-lessee transfers the control of the leased asset to the Company, it accounts for the purchase of the leased asset in accordance with ASC360. The subsequent leaseback of the asset is accounted for in accordance with ASC842 in the same manner as any other lease. If the seller-lessee does not transfer the control of the leased asset to the Company, it is a failed sales-leaseback transaction which is accounted for as a financing. The Company does not recognize the transferred asset and records the amounts paid as other financing receivables for which the current portion is included in “Prepayments and other current assets” and the non-current portion is included in “Other non-current assets” in the consolidated balance sheets.

Financing lease and operating lease as Lessee

Financing lease and operating lease as Lessee

The Company classifies a lease as a financing lease when the lease meets any one of the criteria specified as (a) to (e) in the “Sales-type, direct financing and operating leases as Lessor” policy at lease commencement. When none of the criteria are met, the Company classifies a lease as an operating lease.

For both operating and financing leases, the Company records a lease liability and corresponding right-of-use (ROU) asset at lease commencement. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.

The Company estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Company considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Operating leases are presented as “Operating lease ROU assets” and “Operating lease liabilities”. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. At lease commencement, operating lease ROU assets represent the right to use underlying assets for their respective lease terms and are recognized at amounts equal to the lease liabilities adjusted for any lease payments made prior to the lease commencement date, less any lease incentives received and any initial direct costs incurred by the Company.

After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. Operating lease ROU assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Operating lease expense is recognized as a single cost on a straight-line basis over the lease term.

Financing lease are included in “Property and equipment” and “Financing lease liabilities” on the consolidated balance sheets. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. Financing lease ROU assets are amortized on a straight-line basis from the lease commencement date. After initial measurement, the carrying value of financing lease liabilities are increased to reflect interest at a constant rate and reduced to reflect any lease payments made during the period.

Leases that have a term of 12 months or less at the commencement date (“short-term leases”) are not included in operating lease ROU assets and operating lease liabilities. Lease expense for the short-term leases are recognized on a straight-line basis over the lease term.

Sale-leaseback transactions as Lessee

When the Company enters into sale-leaseback transactions as a seller-lessee, it applies the requirements in ASC 606 by assessing whether a contract exists and whether it satisfies a performance obligation by transferring control of an asset when determining whether the transfer of an asset shall be accounted for as a sale of the asset. If the Company transfers the control of an asset to the buyer-lessor, it accounts for the transfer of the asset as a sale and recognizes a corresponding gain or loss on disposal. The subsequent leaseback of the asset is accounted for in accordance with ASC842 in the same manner as any other lease. If the Company does not transfer the control of an asset to the buyer-lessor, the failed sale-leaseback transaction is accounted for as a financing. The Company does not derecognize the transferred asset and accounts for proceeds received as borrowings for which the current portion is included in “Accrued expenses and other liabilities” and the non-current portion is included in “Other non-current liabilities” in the consolidated balance sheets.

Research and Development Expenses

Research and Development Expenses

Research and development expenses primarily consist of salaries and benefits for research and development personnel and depreciation of property and equipment. The Company expenses research and development costs as they are incurred, except for the costs incurred in the development phase for the development of internal use software that fulfill the capitalization criteria under ASC 350-40. The Company amortizes the capitalized costs over their estimated useful lives. The amount of the capitalized research and development expenses during the years ended December 31, 2020, 2021 and 2022 was RMB 34,926, RMB16,477 and RMB33,252 (US$4,821), respectively, which was recorded in “Intangible Assets – net” on the consolidated balance sheets.

Comprehensive (loss) income

Comprehensive (loss) income

Comprehensive (loss) income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss includes net loss and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive (loss) income.

Income taxes

Income taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties are recognized in accordance with ASC 740 as income tax expense in the consolidated statements of comprehensive (loss) income.

The Company recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax benefits included in “Other non-current liabilities” in the consolidated balance sheets is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

Share-based compensation

Awards granted to employees and non-employees

The Company had granted awards to employees and non-employees and the Company’s subsidiary had granted awards that are exercisable in the underlying entity’s ordinary shares. The Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s share-based awards to employees and non-employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values. For awards only with service conditions, the Company has elected to recognize compensation expense using the straight-line method for awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant date value of the options that are vested at that date. For awards with performance and service conditions, the Company uses the accelerated method for awards granted with graded vesting. The Company accounts for forfeitures as they occur.

The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the share options granted to employees and non-employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted by the Company to employees and non-employees.

Modification of awards

A change in the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award.

Long-term investments

Long-term investments

The Company accounts for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value using the measurement alternative, which is defined as cost, less impairments, adjusted by observable price changes. The Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Company estimates the investment’s fair value in accordance with ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss equal to the difference between the carrying value and fair value.

Investments in entities in which the Company can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Company initially records its investments at cost. The Company subsequently adjusts the carrying amount of the investments to recognize the Company’s proportionate share of each equity investee’s net income (loss) into earnings after the date of investments. The Company evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

The Company accounts for long-term held-to-maturity debt securities in accordance with ASC 320, Investments-Debt Securities (“ASC 320”). Long-term held-to-maturity debt securities include time deposits in financial institutions, with maturities of greater than twelve months, that the Company has positive intent and ability to hold to maturity, which are stated at amortized cost.

Derivative liabilities

Derivative Instruments

ASC 815, Derivatives and Hedging (“ASC 815”) requires all contracts that meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. The Group’s derivative liabilities （assets）represent freestanding forward exchange rate contracts that do not qualify for hedge accounting in accordance with ASC 815. The derivative liabilities are recorded in “Accrued liabilities and other payables” and “Other non-current liabilities” and measured at fair value in the consolidated balance sheets. The derivative assets are recorded in “Prepayments and other current assets” and “Other non-current assets” and measured at fair value in the consolidated balance sheets. Changes in the fair value of derivative liabilities (assets) is recognized in “(Loss) Gain on change in fair value of derivative assets/liabilities” in the consolidated statements of comprehensive (loss) income. The notional amount of the derivative contracts related to the forward exchange rate were US$120,500 and US$242,500 as of December 31, 2021 and 2022, respectively. Changes in fair value of derivative liabilities (assets) were loss of RMB14,918 and gain of RMB71,619 (US$10,384) for the years ended December 31, 2021 and 2022, respectively. The fair value of the Company’s derivatives was determined utilizing market observable forward exchange rates.

The Company adopted ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 on January 1, 2021. This guidance addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. The adoption of this standard does not have impact on the Company’s consolidated financial statements.

Earnings (Loss) per share

Earnings (Loss) per share

In accordance with ASC 260, Earnings Per Share (“ASC 260”), basic earning (loss) per share is computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s Class A, Class B and Class C ordinary shares are participating securities. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A, Class B and Class C ordinary shares are identical, except with respect to voting and conversion (Note 21). In accordance with ASC 260, the undistributed loss for each year is allocated based on the contractual participation rights of the Class A, Class B and Class C ordinary shares, respectively. As the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.

Diluted earnings (loss) per share is calculated by dividing net earnings (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s convertible senior notes using the if-converted method and ordinary shares issuable upon the exercise of the share options and vesting of restricted share units, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be antidilutive. Income (loss) from continuing operations is the control number for determining whether including potential common shares in the diluted EPS computation would be antidilutive. The control number applies to the denominator for the per-share amounts relating to discontinued operations.

Preferred shares issued by the Company’s subsidiary, which are classified as convertible non-controlling interests in mezzanine equity, do not affect the Company’s basic earnings per share. The Company includes its subsidiary’s diluted earnings per share in the Company’s diluted earnings per share only when the effect is dilutive.

Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer and each of its major service lines is a discrete operating and reportable segment. There were changes to the Company’s disclosure for reportable segments in 2022 and prior period segment information were retrospectively revised to conform to current period presentation (Note 24).

Impact of COVID-19

Impact of COVID-19

The COVID-19 pandemic continues to evolve. In 2022, there have been outbreaks of COVID-19 cases from time to time, including the COVID-19 Delta and Omicron variant cases, in multiple cities in China. China began to modify its zero-COVID policy at the end of 2022, and most of the travel restrictions and quarantine requirements were lifted in December 2022. There remains uncertainty as to the future impact of the virus, especially in light of this change in policy. The extent to which the COVID-19 pandemic impacts the Group’s long-term results will depend on future developments which are highly uncertain, unpredictable and beyond the Group’s control, including the frequency, duration and extent of outbreaks of COVID-19, the appearance of new variants with different characteristics, the effectiveness of efforts to contain or treat cases, and future governmental actions that may be taken in response to these developments, such as measures to stimulate the general economy to improve business conditions, especially for SMEs. As a result, certain of the Group’s estimates and assumptions, including the allowance for credit losses, the valuation of certain debt and equity investments, long-term investments, content assets and long-lived assets subject to impairment assessments, require significant judgments and involve a higher degree of variability and volatility that could result in material changes to the Group’s current estimates in future periods.

Comparatives	Comparatives Certain prior period amounts have been reclassified to conform to the current period presentation.